Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure of income taxes [Abstract]
Income Taxes
Note 24 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Current taxes on income
In respect of current year	18,321	11,049	39,559
Deferred tax expense/(income)
Creation and reversal of temporary differences	22,231	14,150	(1,579)
Total tax expense on income	40,552	25,199	37,980

No previously unrecognized tax benefits were used in 2024, 2023 or 2022 to reduce our current tax expense.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Profit from continuing operations before income taxes	93,324	81,157	82,263
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	15,865	13,797	13,985

Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	5,551	4,371	6,429
Income subject to tax at a different tax rate	-	178	116
Non-deductible expenses	3,842	2,144	158,811
Exempt income	(4,523)	(4,949)	(158,383)
Taxes in respect of prior years	346	522	(739)
Tax in respect of foreign dividend	3,488	6,665	18,447
Tax in respect of gain on loss in control in the CPV Renewable	10,909	-	-
Share of non-controlling interests in entities transparent for tax purposes	(6,036)	-	(1,082)
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	5,444	608	511
Other differences	5,666	1,863	(115)
Tax expense on income included in the statement of profit and loss	40,552	25,199	37,980

C.	Deferred tax assets and liabilities

1.	Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2023	(132,718)	116,088	(1,735)	(74,338)	(92,703)
Changes recorded on the statement of profit and loss	(9,626)	6,054	24	(10,601)	(14,149)
Changes recorded in other comprehensive income	-	-	354	2,851	3,205
Changes recorded from business combinations	(18,468)	-	-	-	(18,468)
Translation differences	3,313	(1,364)	7	(569)	1,387
Balance of deferred tax (liability) asset as at December 31, 2023	(157,499)	120,778	(1,350)	(82,657)	(120,728)
Changes recorded on the statement of profit and loss	(33,677)	30,570	175	(19,299)	(22,231)
Changes recorded in other comprehensive income	-	-	973	(2,963)	(1,990)
Changes recorded from business combinations	12,067	-	194	(12,778)	(517)
Translation differences	3,189	82	(3)	(2,783)	485
Balance of deferred tax (liability) asset as at December 31, 2024	(175,920)	151,430	(11)	(120,480)	(144,981)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2024	2023
	$ Thousands
As part of non-current assets	2,733	15,862
As part of non-current liabilities	(147,714)	(136,590)
	(144,981)	(120,728)

Income tax rate in Israel is 23% for the years ended December 31, 2024, 2023 and 2022. The tax rate applicable to US companies are (i) federal corporate tax of 21% and (ii) state tax ranging from 2.5% to 11.5%. According to the provisions of the tax treaty between Israel and the United States, interest payments are subject to withholding tax of 17.5%, and dividend payments are subject to withholding tax of 12.5%. In Singapore, the corporate tax rate is 17%. Dividends received by Kenon from ZIM, an associated company before the disposal of ZIM which is incorporated in Israel, is subject to a withholding tax rate of 5%.

3.	Tax and deferred tax balances not recorded

Unrecognized deferred tax assets

	As at December 31,
	2024	2023
	$ Thousands
Losses for tax purposes	40,080	130,147

In Israel, as of December 31, 2024, the Group has tax loss carryforwards of approximately NIS 775 million (approximately $213 million). OPC did not recognize a deferred tax asset in respect of approximately NIS 150 million (approximately $41 million) in tax losses, since it does not expect that there will be an expected foreseeable taxable income against which the tax benefits can be utilized.

In the United States, as of December 31, 2024, the Group has tax loss carryforwards of approximately $525 million at the federal level. In respect of net operating losses for tax purposes, the Group has tax losses of $89 million, which may be offset for tax purposes in the United States against future income, subject to complying with the conditions of the law, some of which are not under the OPC’s control and, therefore, OPC did not recognize deferred tax assets in respect thereof. These losses will expire in 2032-2037.

4.	Safe harbor rules

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the Inland Revenue Authority of Singapore is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.